Information by business segment and by geographic area - Provisionally priced commodities sales (Details) t in Thousands, $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($) t $ / t
Iron ore
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Thousand metric tons | t	19,267
Provisional price | $ / t	94.3
Change	10.00%
Effect on Revenue | $	$ 182
Iron ore Pellets
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Thousand metric tons | t	1,783
Provisional price | $ / t	123.5
Change	10.00%
Effect on Revenue | $	$ 22
Copper
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Thousand metric tons | t	81
Provisional price | $ / t	7,865.0
Change	10.00%
Effect on Revenue | $	$ 64